Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001415845
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Columbia Large-Cap Growth Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetf1415845_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 27, 2011
TO THE PROSPECTUS
Columbia Large-Cap Growth Equity Strategy Fund
(the “ETF”)
This supplement updates the Prospectus of the ETF, dated February 28, 2011, as revised September 30, 2011, as follows:
The ETF will measure performance against both the Russell 1000 Growth Index and the S&P 500 Index. The table showing the Average Annual Total Returns for the ETF appearing in the ETF’s prospectus is hereby superseded and replaced in its entirety with the following:

Average Annual Total Returns (for the period ended December 31, 2010)	One Year	Since Inception (10/2/09)
Return Before Taxes	14.68%	18.83%
Return After Taxes on Distributions	14.68%	18.66%
Return After Taxes on Distributions and Sale of Fund Shares	9.54%	15.95%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	22.64%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	19.74%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).